Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	₩ 35,644	₩ 8,533	₩ 38,933
Others	64,004	94,288	33,017
Other operating income	99,648	102,821	71,950
Other Operating Expenses:
Communication	41,138	43,606	35,507
Utilities	341,045	320,474	297,049
Taxes and dues	40,831	44,761	37,290
Repair	384,328	358,758	353,321
Research and development	416,445	391,327	387,675
Training	35,802	35,004	35,574
Bad debt for accounts receivable - trade	48,625	28,841	38,211
Travel	15,652	30,746	27,910
Supplies and other	328,243	259,155	130,008
Loss on disposal of property and equipment and intangible assets	41,598	47,760	87,257
Impairment loss on other investment securities		1,670	3,157
Impairment loss on property and equipment and intangible assets	208,833	65,935	255,839
Donations	16,774	17,557	59,012
Bad debt for accounts receivable - other	10,559	5,802	7,718
Others	66,573	65,015	26,876
Other operating expenses	₩ 1,996,447	₩ 1,716,411	₩ 1,782,404